Debt, cash and cash equivalents - Summary of Net Debt by Type Valuation of Redemption (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Interest rate and currency derivatives used to manage debt	€ (117)	€ (54)	€ (133)
Total debt	24,568	24,586	15,468
Cash and cash equivalents	(9,427)	(6,925)	(10,315)	[1],[2]	€ (10,273)
Interest rate and currency derivatives used to manage cash and cash equivalents	(34)	(33)	8
Net debt	15,107	17,628	5,161
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	24,207	24,164	15,015
Other bank borrowings	196	233	284
Finance lease obligations	0	22	31
Other borrowings	25	16	17
Bank credit balances	305	249	237
Interest rate and currency derivatives used to manage debt	(86)	(12)	(83)
Total debt	24,647	24,672	15,501
Cash and cash equivalents	(9,427)	(6,925)	(10,315)
Interest rate and currency derivatives used to manage cash and cash equivalents	(34)	(33)	8
Net debt	15,186	17,714	5,194
Value on redemption | Non-current assets
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	(6)	0	0
Net debt	20,175	22,071	14,306
Value on redemption | Current assets
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents	(9,427)	(6,925)	(10,315)
Interest rate and currency derivatives used to manage cash and cash equivalents	(28)	(33)	8
Net debt	(4,989)	(4,357)	(9,112)
Value on redemption | Non-current liabilities
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	20,128	21,983	14,195
Other bank borrowings	40	57	81
Finance lease obligations		18	20
Other borrowings	13	13	13
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	0	0	(3)
Total debt	20,181	22,071	14,306
Value on redemption | Current liabilities
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	4,079	2,181	820
Other bank borrowings	156	176	203
Finance lease obligations		4	11
Other borrowings	12	3	4
Bank credit balances	305	249	237
Interest rate and currency derivatives used to manage debt	(86)	(12)	(80)
Total debt	€ 4,466	€ 2,601	€ 1,195

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).